Share-Based Incentive Plans (Stock Options Outstanding, Additional Info) (Details) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Number of options (in shares) | shares	2,169
Number of shares exercisable at December 31 (in shares) | shares	1,753
Weighted-average exercise price per share (USD per share) | $ / shares	$ 144.50
Weighted-average exercise price exercisable at December 31 (USD per share) | $ / shares	$ 142.38
Aggregate intrinsic value | $	$ 85
Exercisable, intrinsic value | $	$ 74
Weighted-average remaining contractual term, in years	5 years
Weighted-average remaining contractual term, in years	3 years